INVESTMENT ACCOUNTED FOR USING THE EQUITY METHOD AND PUT RIGHT LIABILITIES - Summary of Estimate the Fair Value of the Put Right Using the Following Assumptions (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
INVESTMENT ACCOUNTED FOR USING THE EQUITY METHOD AND PUT RIGHT LIABILITIES
Expected terms (Year)	2 years 2 months 12 days	2 years 8 months 12 days
Estimated volatility	34.70%	34.50%
Spot price	$ 150,572	$ 171,134
Probability of triggering event for redemption option	60.00%	70.00%